Dreyfus Institutional Reserves Funds
-Dreyfus Institutional Treasury Obligations Cash Advantage Fund

Incorporated herein by reference is a supplement to the Fund's prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 14, 2020 (SEC Accession No. 0001423799-20-000028 ).